Net Income Attributable to PepsiCo per Common Share (Tables)	12 Months Ended
Dec. 27, 2014
Earnings Per Share [Abstract]
Basic And Diluted Net Income Attributable To PepsiCo Per Common Share
The computations of basic and diluted net income attributable to PepsiCo per common share are as follows:

	2014		2013		2012
	Income	Shares(a)	Income	Shares(a)	Income	Shares(a)
Net income attributable to PepsiCo	$6,513		$6,740		$6,178
Preferred shares:
Dividends	(1)		(1)		(1)
Redemption premium	(9)		(7)		(6)
Net income available for PepsiCo common shareholders	$6,503	1,509	$6,732	1,541	$6,171	1,557
Basic net income attributable to PepsiCo per common share	$4.31		$4.37		$3.96
Net income available for PepsiCo common shareholders	$6,503	1,509	$6,732	1,541	$6,171	1,557
Dilutive securities:
Stock options, RSUs, PSUs, PEPunits and Other	—	17	—	18	—	17
ESOP convertible preferred stock	10	1	8	1	7	1
Diluted	$6,513	1,527	$6,740	1,560	$6,178	1,575
Diluted net income attributable to PepsiCo per common share	$4.27		$4.32		$3.92

(a)	Weighted-average common shares outstanding (in millions).